UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D. C. 20549

FORM 24F-2
ANNUAL NOTICE OF SECURITIES SOLD PURSUANT TO RULE 24F-2

1.	Name and address of issuer:
  	Kansas City Life Variable Life Separate Account
  	3520 Broadway
  	Kansas City, Mo 64111

2.	Class of securities:  Variable Life Insurance Contracts.

3.	Investment Company Act File Number: 811-9080.
Securities Act File Number 33-95354.

4.Last day of fiscal year for which Notice is filed:   Year ended
  December 31, 	1996.

5.	Not Applicable.

6.	Not Applicable.

7.	Number of securities of same class or series which had been registered
  	under the	Securities Act of 1933 other than pursuant to Rule 24F-2,
   but	which remained 	unsold at  the beginning of such fiscal year:  0.

8.	Number of securities, if any, registered during fiscal year other than
  	pursuant to Rule  24F-2:  0.

9.	Number of securities sold during such fiscal year:  448
  	Aggregate sale price of securities sold during such
   fiscal year:  	$2,682,795

10.	Number of securities sold during such fiscal year in reliance upon
   	registration pursuant to Rule 24F-2:  448
   	Aggregate sale price of securities sold during such fiscal year in
  		reliance upon registration  pursuant to Rule 24F-2:  $2,682,795

11.	The number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans: Not Applicable.

12.	Calculation of Registration Fee

i). Aggregate sale price of securities sold during the
	 	 fiscal year in reliance on Rule 24F-2       	2,682,795
ii).Aggregate price of shares issued in connection
		  with dividend reinvestment plans                	    0

iii).Aggregate price of shares redeemed or repurchased
   	 during the fiscal year               	      1,522,223

iv).Aggregate price of shares redeemed or repurchased and
    previously applied as a reduction to filing fees
    pursuant to Rule 24e-2 	              	       	      0

 v).Net aggregate price of securities sold and issued
    during the fiscal in reliance on Rule 24F-2
    ((i) plus (ii) minus (iii) plus (iv))		      1,160,572

vi).Multiplier prescribed by Section 6(b) of the
    Securities Act of 1933 or other applicable regulation
   (1/33 of 1 percent (.00030303))	           x 0.00030303

vii).Fee due ((v) multiplied by (vi))            	  		$352

13.Are fees being remitted to the Commission's lockbox depository as described in Section 3a of the Commission's Rules of Informal and Other Procedures (17CFR 202.3a)? Yes,fees are being sent to the lockbox.

Date of mailing or wire transfer of filing fees to the Commission's lockbox depository: February 27, 1997


The required opinion of counsel is attached hereto.

By:     /s/ John K. Koetting
        John K. Koetting
        Vice President and Controller
        Kansas City Life Variable Annuity Separate Account

Date:   February 27, 1997